Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The changes in the carrying amount of goodwill for the years ended December 31, 2020 and 2019 is summarized as follows:

	Ecoservices	Catalyst Technologies	Total
Balance as of December 31, 2018	$311,892	$77,759	$389,651
Foreign exchange impact	—	852	852

Balance as of December 31, 2019	311,892	78,611	390,503
Foreign exchange impact	—	1,062	1,062

Balance as of December 31, 2020	$311,892	$79,673	$391,565

Schedule of Finite-Lived Intangible Assets
Gross carrying amounts and accumulated amortization for intangible assets other than goodwill are as follows:

	December 31, 2020			December 31, 2019
	Gross Carrying Amount	Accumulated Amortization	Net Balance	Gross Carrying Amount	Accumulated Amortization	Net Balance
Technical know-how	$52,214	$(17,211)	$35,003	$51,832	$(13,995)	$37,837
Customer relationships	115,303	(47,740)	67,563	115,078	(39,437)	75,641
Trademarks	7,709	(2,399)	5,310	7,600	(1,858)	5,742
Permits	9,100	(9,100)	—	9,100	(9,100)	—

Total definite-lived intangible assets	184,326	(76,450)	107,876	183,610	(64,390)	119,220
Indefinite-lived trade names	25,670	—	25,670	25,496	—	25,496
In-process research and development	3,900	—	3,900	3,900	—	3,900

Total intangible assets	$213,896	$(76,450)	$137,446	$213,006	$(64,390)	$148,616

Schedule of Indefinite-Lived Intangible Assets
Gross carrying amounts and accumulated amortization for intangible assets other than goodwill are as follows:

	December 31, 2020			December 31, 2019
	Gross Carrying Amount	Accumulated Amortization	Net Balance	Gross Carrying Amount	Accumulated Amortization	Net Balance
Technical know-how	$52,214	$(17,211)	$35,003	$51,832	$(13,995)	$37,837
Customer relationships	115,303	(47,740)	67,563	115,078	(39,437)	75,641
Trademarks	7,709	(2,399)	5,310	7,600	(1,858)	5,742
Permits	9,100	(9,100)	—	9,100	(9,100)	—

Total definite-lived intangible assets	184,326	(76,450)	107,876	183,610	(64,390)	119,220
Indefinite-lived trade names	25,670	—	25,670	25,496	—	25,496
In-process research and development	3,900	—	3,900	3,900	—	3,900

Total intangible assets	$213,896	$(76,450)	$137,446	$213,006	$(64,390)	$148,616

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
Estimated future aggregate amortization expense of intangible assets is as follows:

Year	Amount
2021	$11,789
2022	11,789
2023	11,789
2024	11,789
2025	11,789
Thereafter	48,931

Total estimated future aggregate amortization expense	$107,876